Shareholder Report, Holdings (Details) - C000246381 [Member]	Mar. 31, 2026
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Watts Water Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Accenture PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%